Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets [abstract]
Schedule of other assets

Other assets by type
in EUR million	2023	2022
Net defined benefit assets	554	617
Investment properties	14	18
Property development and obtained from foreclosures	32	34
Prepayments	438	366
Accrued assets	523	551
Amounts to be settled	3,869	5,191
Other	1,687	2,073
	7,117	8,850